Prepayments and other assets, net (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Prepayments and other assets, net
Loans receivable, net	¥ 9,442		¥ 25,988
Security deposits with real estate developers, net	26,398		66,978
Rental and other deposits, net	4,718		5,672
Other receivables	236,551		93,358
Prepayments and other assets, net	¥ 277,109	$ 38,214	¥ 191,996